Discontinued Operations - Schedule of Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 13,037
General and administration expenses	57,621	52,723
Research and development	123,932	25,384
Total operating expenses	181,553	78,107
Loss from discontinued operations	(168,516)	(78,107)
Gain on sale of subsidiary	203,319
Income (loss) from discontinued operation, net of tax	$ 34,803	$ (78,107)